As filed with the Securities and Exchange Commission on June 19, 2017
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 261	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 265	☒

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
(Registrant's Telephone Number, including Area Code)

Matthew J. Beck
116 South Franklin Street
P.O. Box 69
Rocky Mount, NC  27802

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Sector Rotation Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

Ticker Symbol NAVFX

A series of the
Starboard Investment Trust

PROSPECTUS
June 19 , 2017
This prospectus contains information about The Sector Rotation Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Investment Advisor
Grimaldi Portfolio Solutions, Inc.
1207 Route 9, Suite 10
Wappingers Falls, NY 12590

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Summary	2
Principal Investment Objective, Strategist and Risks	12
Investment Objectives	12
Principal Risks of Investing in the Fund	13
Non-Principal Investment Policies and Risks	18
Management of the Fund	20
Investment Advisor	20
Distributor	21
Additional Information on Expenses	21
Investing in the Fund	23
Purchase and Redemption Price	23
Buying or Selling Shares Through a Financial Intermediary	24
Purchasing Shares	24
Redeeming Your Shares	26
Frequent Purchases and Redemptions	29
Other Important Information	31
Dividends, Distributions, and Taxes	31
Benchmark Descriptions	31
Financial Highlights	32
Additional Information	Back Cover

SUMMARY
INVESTMENT OBJECTIVES
The Sector Rotation Fund seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b1) Fees[1]	0.25%
Other Expenses	0.78%
Acquired Fund Fees and Expenses[2]	0.35%
Total Annual Fund Operating Expenses[1]	2.38%
1. The fees and expenses have been amended and restated to reflect the addition of a distribution fee adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.  This fee was recently approved by a vote of the Fund's shareholders at a meeting held on March 29, 2017.
2. "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$241	$742	$1,270	$2,716
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Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 345.74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Sector Rotation is a strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  A sector is a segment of the market that isolates very specific types of assets.  Examples include consumer staples, energy, financials, health care, and real estate.  The Fund's investment advisor, Grimaldi Portfolio Solutions, Inc. (the "Advisor"), employs a proprietary ranking system to identify the sectors that it believes are showing the greatest relative strength and increases the Fund's exposure to those sectors.  The Advisor may also take inverse positions in the lowest ranked sectors identified using the same proprietary ranking system.
Under normal circumstances, the Fund invests in shares of exchange-traded funds ("ETFs").  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  In seeking to build a portfolio designed to outperform the S&P 500 Index, the Advisor may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States.  The Fund will principally invest in equity ETFs but may allocate the Fund's portfolio to fixed income ETFs based on the Advisor's views of macroeconomic trends.  The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts ("ADRs") but will not invest in emerging market securities to a significant extent.  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The Fund will not short individual securities.  The Fund will invest in securities of issuers across a range of market capitalizations, including large-, small- and mid-cap issuers, but the Advisor does not anticipate that the Fund will invest in securities of micro-cap and nano-cap issuers.
In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Advisor believes present attractive opportunities.  Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.
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In selecting investments for the Fund, the Advisor seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow, and price to book ratios.  With respect to the Fund's inverse positions, the Advisor seeks to identify securities that are designed to perform inverse to indexes with valuations that the Advisor believes are unattractive based on these same characteristics.  The Advisor will incorporate asset class selection as part of the Fund's overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation.  The Advisor utilizes quantitative research to determine the Fund's weightings between stocks, bonds, and cash, allocation among sectors and industries, and exposure to domestic and foreign markets.  The Fund may engage in active and frequent trading of its portfolio securities.
The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  From time to time, the Fund may also focus its investments in a limited number of market sectors and may at times invest more than 25% of the its net assets in a particular sector, such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Investments in ETFs.  Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value or an active market may not develop.
Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.
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Foreign Securities Risk.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Inverse Correlation Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.
Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.
Derivative Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
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Leverage Risk.  The ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Fund's expenses.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.
Small-Cap and Mid-Cap Securities Risk.  The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Fixed Income Risk.  To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.  In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
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Manager Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio manager's experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."
Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.
Sector Focus Risk.  Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:
●
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●
Consumer Staples.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending.  These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability.  The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

●
Commodities.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.

7

●
Energy.  Companies in this sector are affected by supply and demand both for their specific product or service and for energy products in general.  The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

●
Financial.  Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

●
Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

●
Industrials.  Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●
Materials.  Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.  Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.  The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

●
Real Estate.  Companies in this sector are subject to risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

8

●
Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

●
Telecommunications.  These companies may be adversely affected by government regulation of rates of return and services that may be offered.  These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

●
Utilities.  Companies in this sector are subject to risks related to government regulation.  Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily follow changes in financing costs after a delay, which can adversely affect earnings and dividends when costs are rising.  Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business.  In such cases, these companies may earn more than their traditional regulated rates of return, but may also be forced to defend their core business and be less profitable.

Portfolio Turnover Risk.  The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund's performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
PERFORMANCE INFORMATION
The bar chart and table shown on the next page provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to those of a broad-based securities market index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.navfx.com.
The Fund was reorganized on June 27, 2011 from a series of the World Funds Trust, a Delaware statutory trust (the "Predecessor Fund"), to a series of Starboard Investment Trust, a Delaware statutory trust (the "Reorganization").  The performance information shown below includes information for the Predecessor Fund.  The Predecessor Fund commenced operations on December 30, 2009.  Shareholders of the Predecessor Fund approved the Reorganization on June 22, 2011 and received shares of the Fund on June 27, 2011.  The performance information shown below is intended to serve as an illustration of the variability of the Fund's returns since the Fund is a continuation of the Predecessor Fund and has the same investment objectives and strategies and substantially the same investment policies as the Predecessor Fund.  While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.
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Calendar Year Returns

Quarterly Returns

Highest and Lowest Returns During This Time Period
Highest return for a quarter	11.37%	Quarter ended December 31, 2010
Lowest return for a quarter	-11.65%	Quarter ended September 30, 2011

Annual Returns

Periods Ended December 31, 2016	Past 1 Year	Past 5 Years	Since Inception*
Sector Rotation Fund Before taxes After taxes on distributions After taxes on distributions and sale of shares	3.94% 3.38% 3.20%	8.59% 6.80% 6.50%	7.49% 5.96% 5.67%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	11.96%	14.66%	12.82%
* The Predecessor Fund commenced operations on December 30, 2009.  The Fund has the same investment objectives and strategies and substantially the same investment policies as the Predecessor Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
10

MANAGEMENT OF THE FUND
The Fund's investment advisor is Grimaldi Portfolio Solutions, Inc.  The Fund's portfolio is managed on a day-to-day basis by Mark Anthony Grimaldi.  Mr. Grimaldi is President of Grimaldi Portfolio Solutions, Inc. and has been the portfolio manager of the Fund since its inception in 2009.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment is $2,500 and the minimum subsequent investment is $100 ($50 under an automatic investment plan), although the minimums may be waived or reduced in some cases.
You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to the Sector Rotation Fund, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Fund's distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.
FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
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PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
INVESTMENT OBJECTIVE
The Sector Rotation Fund seeks to achieve capital appreciation. The Fund's investment objective may be changed without shareholder approval.

Sector Rotation is a strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  A sector is a segment of the market that isolates very specific types of assets.  Examples include consumer staples, energy, financials, health care, and real estate.  The Fund's investment advisor, Grimaldi Portfolio Solutions, Inc. (the "Advisor"), employs a proprietary ranking system to identify the sectors that it believes are showing the greatest relative strength and increases the Fund's exposure to those sectors.  The Advisor may also take inverse positions in the lowest ranked sectors identified using the same proprietary ranking system.
Under normal circumstances, the Fund invests in shares of exchange-traded funds ("ETFs").  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  In seeking to build a portfolio designed to outperform the S&P 500 Index, the Advisor may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States.  The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts ("ADRs") but will not invest in emerging market securities to a significant extent.  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The Fund will not short individual securities.  The Fund will invest in securities of issuers across a range of market capitalizations, including large-, small- and mid-cap issuers, but the Advisor does not anticipate that the Fund will invest in securities of micro-cap and nano-cap issuers.
In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Advisor believes present attractive opportunities.  Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.
In selecting investments for the Fund, the Advisor seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios, growth rates, price to cash flow, and price to book ratios.  With respect to the Fund's inverse positions, the Advisor seeks to identify securities that are designed to perform inverse to indexes with valuations that the Advisor believes are unattractive based on these same characteristics.  The Advisor will incorporate asset class selection as part of the Fund's overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation.  The Advisor utilizes quantitative research to determine the Fund's weightings between stocks, bonds, and cash, allocation among sectors and industries, and exposure to domestic and foreign markets.  The Fund may engage in active and frequent trading of its portfolio securities.
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In determining the Fund's asset allocation, the Advisor considers macroeconomic trends, its view of the business cycle, and comparable industry/sector strength based on those cyclical and macroeconomic trends, as well as the underlying strategy and holdings of potential ETF investments. The Advisor seeks to allocate the Fund's investments in advantageous sectors and investments and move the Fund's assets out of sectors and investments that the Advisor views as likely to underperform relative to market conditions.
The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  From time to time, the Fund may also focus its investments in a limited number of market sectors and may at times invest more than 25% of the its net assets in a particular sector, such as the consumer discretionary, consumer staples, commodities, energy, financials, industrials, health care, materials, real estate, technology, telecommunications, and utilities sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:
Investments in ETFs.  Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
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Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.
Foreign Securities Risk.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Inverse Correlation Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds.
Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.
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Derivative Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Leverage Risk.  The ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an ETF's share price and the return on its investments.  Accordingly, the value of the Fund's investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Fund's expenses.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.
Small-Cap and Mid-Cap Securities Risk.  The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Fixed Income Risk.  To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.  In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.
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Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Manager Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio manager's experience is discussed in the section of this prospectus entitled "Management of the Fund – Investment Advisor."
Non-diversified Fund Risk.  The Fund is a non-diversified fund.  In general, a non-diversified fund will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds.  Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issuer will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.  A non-diversified fund may also have a more volatile net asset value per share than diversified mutual funds.
Sector Focus Risk.  Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:
●
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

●
Consumer Staples.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending.  These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability.  The success of food, household, and personal products companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

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●
Commodities.  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.

●
Energy.  Companies in this sector are affected by supply and demand both for their specific product or service and for energy products in general.  The price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions will likewise affect the performance of these companies. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

●
Financial.  Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

●
Healthcare.  Companies in this sector are subject to extensive litigation based on product liability and similar claims; dependence on patent protection and expiration of patents; competitive forces that make it difficult to raise prices; long and costly regulatory processes; and product obsolescence; all of which may adversely affect the value of those holdings.

●
Industrials.  Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

●
Materials.  Companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.  Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.  The sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

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●
Real Estate.  Companies in this sector are subject to risks related to possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

●
Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

●
Telecommunications.  These companies may be adversely affected by government regulation of rates of return and services that may be offered.  These companies are also subject to risks related to rapid obsolescence of their products and services resulting from changes in consumer tastes, intense competition, and strong market reactions to technological development.

●
Utilities.  Companies in this sector are subject to risks related to government regulation.  Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily follow changes in financing costs after a delay, which can adversely affect earnings and dividends when costs are rising.  Utility companies that have experienced deregulation in recent years may be subject to greater competition if they have diversified outside of original geographic regions and traditional lines of business.  In such cases, these companies may earn more than their traditional regulated rates of return, but may also be forced to defend their core business and be less profitable.

Portfolio Turnover Risk.  The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund's performance.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.
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Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Disclosure of Portfolio Holdings.  The Fund will seek to make portfolio holdings information available at the following website, http://www.ncfunds.com, 10 days after the end of each calendar month.  To reach this information, click on "Fund Search" from the menu options offered near the top of the page.  Then search for the Fund using key words such as "Sector Rotation."  On the following page, select the link for the Sector Rotation Fund.  Under the section of the next page entitled "Portfolio Holdings," there will be a link to the list of the Fund's complete portfolio holdings entitled "Click To View."  This information is generally posted to the website within ten days of the end of each calendar month and remains available until new information for the next calendar month is posted.  Additional descriptions of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities are available in the Statement of Additional Information.
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MANAGEMENT OF THE FUND
INVESTMENT ADVISOR
Grimaldi Portfolio Solutions, Inc. (previously Navigator Money Management, Inc.), a New York corporation formed in 1996 and located at 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement").  In addition to the Fund, the Advisor also provides investment advice to individuals, pension and profit sharing plans, trusts, estates and charitable organizations.  Subject to the authority of the Fund's Board of Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets.  The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and the provision of certain executive personnel to the Fund.  As of December 31, 2016, Grimaldi Portfolio Solutions, Inc., had approximately $91 million in assets under management.
Portfolio Manager.  Mark Anthony Grimaldi, CFS, the Fund's Portfolio Manager, is a founder, President, and part owner of the Advisor.  Mr. Grimaldi also serves as Vice President of The Prestige Organization, Inc.  He began his career in money management in 1986 as an Investment Coordinator at Meyer Handelman Company in New York.  After two years, he joined Prime Financial Services as Director of Operations.  In 1992, Mr. Grimaldi accepted a position as Manager, Securities Operations at Marshall & Sterling Consultants in Poughkeepsie, New York.  In 1997, he earned the Certified Fund Specialist (CFS) designation.  Mr. Grimaldi has held various securities licenses including Series 6, 7, 24, and 63.  From March of 1989 through October 2005, Mr. Grimaldi coordinated and taught securities training classes at Dutchess Community College, Poughkeepsie, New York.  In 2004, Mr. Grimaldi became Chief Portfolio Manager of the Navigator Newsletters for which he currently writes the lead economic forecast article.  Mr. Grimaldi co-managed the ETF Market Opportunity Fund (formerly known as the Navigator Fund), a series of the Aviemore Funds, from January 1, 2008 through January 30, 2009.  Mr. Grimaldi served as the portfolio manager of the Fund's predecessor, a fund series of the World Funds Trust, from its inception in 2009 until its reorganization into the Starboard Investment Trust in 2011.  Mr. Grimaldi graduated Albany State University in 1985 with a BA degree in Economics.  The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed and ownership of securities in the Fund.  In 2014, Mr. Grimaldi co-authored his first book entitled "The Money Compass:  Where Your Money Went and How to Get it Back."
Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.
Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Board of Trustees' basis for approving the investment advisory contracts for the Fund can be found in the Fund's annual report to shareholders.  You may obtain a copy of the most recent semi-annual and annual reports, free of charge, upon request to the Fund.
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Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an Expense Limitation Agreement with the Trust, pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (exclusive of acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) is limited to 1.89% for the period ending January 31, 2018. The Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other part to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
DISTRIBUTOR
Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares.  The Distributor may sell the Fund's shares to or through qualified securities dealers or others.
Rule 12b-1 Distribution Plan.  The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Distribution Plan").  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as "12b-1 fees").  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Shares. The Distribution Plan provides that the Fund may annually pay the Distributor up to 0.25% of the average daily net assets of the Fund. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.
ADDITIONAL INFORMATION ON EXPENSES
Other Expenses.  The Fund is obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), and acquired fund fees and expenses.  The Fund will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate fund series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.
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Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled "Fees and Expenses of the Fund," the "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  "Acquired Fund Fees and Expenses" do not affect the Fund's actual operating costs and, therefore, are not included in the Fund's financial statements, which provide a clearer picture of the Fund's actual operating costs.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" under "Fees and Expenses of the Fund" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without "Acquired Fund Fees and Expenses."
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INVESTING IN THE FUND
PURCHASE AND REDEMPTION PRICE
Determining a Fund's Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value ("NAV") after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund's NAV per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.  The NAV per share of the Fund is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.
The pricing and valuation of portfolio securities is determined in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value in good faith by either the Fund's valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's NAV calculation.
Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund's valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund's normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund's normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Fund's normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, the Fund's net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
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Other Matters.  Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.
PURCHASING SHARES
Purchases can be made directly from the Fund by mail or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund.  Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.
The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
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Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler's checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent.  The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the Fund, to:
The Sector Rotation Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment is $100 ($50 under an automatic investment plan).  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.
Share Certificates.  The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
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Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information.  In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  If the Fund closes an investor's account because the Fund could not verify the investor's identity, the Fund will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.
REDEEMING YOUR SHARES
Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
The Sector Rotation Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
Regular mail redemption requests should include the following:
(1)
Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see "Signature Guarantees" below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.
Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.
26

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1) Name of Fund;
(2) Shareholder name and account number;
(3) Number of shares or dollar amount to be redeemed;
(4) Instructions for transmittal of redemption proceeds to the shareholder; and
(5) Shareholder signature as it appears on the application on file with the Fund.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Fund.  See "Signature Guarantees" below.
The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.
You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.
27

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $2,500 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.
Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
28

Miscellaneous.  The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Fund may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Fund's shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund's other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Fund's portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund's transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund's transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.
The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.
29

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.
30

OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund's Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.
The Fund will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
BENCHMARK DESCRIPTIONS
The Fund compares its performance to standardized indices or other measures of investment performance.  In particular, the Fund compares its performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.
31

FINANCIAL HIGHLIGHTS
The Financial Highlights table is intended to help you understand the Fund's financial performance for the fiscal periods presented.  The Fund is a continuation of the Predecessor Fund and, the financial information presented below includes information for the Predecessor Fund.  The Predecessor Fund's shareholders approved reorganization into the Fund on June 22, 2011.  The reorganization subsequently took place on June 27, 2011.  Certain information reflects financial results for a single share of the Fund.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the periods ended September 30, 2013, 2014, 2015, and 2016 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such period is incorporated by reference into the Statement of Additional Information.  The information for the periods ended September 30, 2012 has been audited by a separate independent registered accounting firm, whose report covering such periods is incorporated by reference into the Statement of Additional Information.  The information for the other period was audited by a different independent registered accounting firm.
32

THE SECTOR ROTATION FUND
No Load Shares
For a share outstanding during the fiscal years ended September 30,	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$11.13	$13.06	$11.61	$11.38	$10.38
Income (Loss) from Investment Operations
Net investment income (loss)	0.05	(0.02)	0.09	0.10	0.01
Net realized and unrealized gain on investments	0.79	0.25	1.58	0.83	1.55
Total from investment operations	0.84	0.23	1.67	0.93	1.56
Less Distributions
From net investment income	-	(0.08)	(0.04)	(0.07)	(0.32)
From net realized gains	(0.36)	(2.08)	(0.18)	(0.63)	(0.24)
Total distributions	(0.36)	(2.16)	(0.22)	(0.70)	(0.56)
Net Asset Value, End of Year	$11.61	$11.13	$13.06	$11.61	$11.38
Total Return (a)	7.55%	1.85%	14.50%	8.67%	15.48%
Net Assets, End of Year (000's)	$22,264	$22,209	$22,244	$20,918	$23,386
Ratios of:
Gross expenses to average net assets (b)	1.77%	1.78%	1.81%	1.65%	2.00%
Net expenses to average net assets (b)	1.77%	1.78%	1.81%	1.65%	2.00%
Net investment income (loss) to average net assets (c)	0.41%	(0.08)%	0.67%	0.91%	0.34%
Portfolio turnover rate	345.74%	237.04%	218.41%	146.64%	175.18%
(a) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b) Does not include expenses of investment companies in which the Fund invests.
(c) Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
33

ADDITIONAL INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Fund's investments is also available in the annual and semi-annual reports to shareholders.  The annual reports include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund's Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	The Sector Rotation Fund c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the Securities and Exchange Commission at 1-202-551-8090.  Reports and other information about the Fund is available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-1520.
Investment Company Act File Number 811-22298

STATEMENT OF ADDITIONAL INFORMATION

June 19, 2017
A series of the
Starboard Investment Trust
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802-0069
Telephone 1-800-773-3863

TABLE OF CONTENTS
Page
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	12
PORTFOLIO TRANSACTIONS	13
DESCRIPTION OF THE TRUST	15
MANAGEMENT AND OTHER SERVICE PROVIDERS	16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	24
SPECIAL SHAREHOLDER SERVICES	25
DISCLOSURE OF PORTFOLIO HOLDINGS	27
NET ASSET VALUE	28
ADDITIONAL TAX INFORMATION	29
FINANCIAL STATEMENTS	31
APPENDIX A – DESCRIPTION OF RATINGS	32
APPENDIX B – PROXY VOTING POLICIES	36

This Statement of Additional Information is meant to be read in conjunction with the prospectus for The Sector Rotation Fund, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of The Sector Rotation Fund should be made solely upon the information contained herein.  Copies of The Sector Rotation Fund prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling The Sector Rotation Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in The Sector Rotation Fund prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
Starboard Investment Trust ("Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.  The Sector Rotation Fund (the "Fund") is a separate, non-diversified series of the Trust.  Pursuant to a reorganization that took place on June 27, 2011, the Fund is the successor by merger to a series of the World Funds Trust ("Predecessor Fund"), a Delaware statutory trust.  The Predecessor Fund had the same investment objectives and strategies and substantially the same investment policies as the Fund.  The Predecessor Fund commenced operations in December 30, 2009.  The Fund's investment advisor is Grimaldi Portfolio Solutions, Inc. (previously Navigator Money Management, Inc.) (the "Advisor").  The Prospectus describes the Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.  Appendix B contains copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures.
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in the Fund's prospectus and this Statement of Additional Information.
Investment Companies.  The Fund will invest in securities of other investment companies, including, without limitation, money market funds, and exchange traded funds.  The Fund expects to rely on Rule 12d1-1 under the Investment Company Act of 1940 when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pay no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority, or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of the Financial Industry Regulatory Authority, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund; or the Advisor waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund expects to rely on Section 12(d)(1)(F) of the Investment Company Act of 1940 when purchasing shares of other investment companies that are not money market funds.  Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock.  To the extent this limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Advisor considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund's Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Fund's investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.

Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund's investment objective, the Sub-Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Sub-Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund's portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund's investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Exchange Traded Funds.  The Fund will invest in exchange traded funds ("ETF").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Fund may acquire.

Equity Securities.  The Fund may invest in equity securities, both directly and indirectly through the Fund's investment in shares of other investment companies.  The equity portion of the Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of each Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invests (either directly or indirectly through the Fund's investment in shares of other investment companies) may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Foreign Investment Risk.  The Fund may invest indirectly, through its investments in shares of ETFs, in securities of foreign issuers of any size and foreign securities traded on a national securities market.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Fixed-Income Securities.  The Fund will invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Fund may also invest in other mutual funds that invest in unrated securities of comparable quality under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Underlying Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call   provisions.  If  an  issuer exercises   these provisions  in a declining  interest  rate market,  the Fund or an ETF the Fund invests in would have to  replace  the  security  with a lower  yielding  security, resulting  in a  decreased  return  for  investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's or ETF's assets.  If the Fund or an ETF the Fund invests in experiences  unexpected  net  redemptions, it may be forced to sell its high yield bonds  without  regard to their  investment  merits,  thereby decreasing  the asset base upon  which the Fund's or ETF's expenses can be spread  and  possibly  reducing  the  Fund's  or ETF's rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit  ratings  evaluate the safety of principal  and interest  payments,  not the  market  value  risk of high  yield  bonds.  Also,  because  credit  rating  agencies  may fail to timely  change the credit  ratings  to reflect  subsequent  events,  the Fund or an ETF the Fund invests in must monitor  the  issuers  of  high  yield  bonds  in  their  portfolios  to determine if the issuers will have  sufficient  cash flow and profits to meet  required  principal  and  interest  payments,  and to  assure  the bonds' liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association (GNMA), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), and The Tennessee Valley Authority (TVA).  U.S. Government securities may also be acquired subject to repurchase agreements.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.
Derivative Instruments Risk.  When the Fund enters into options, futures, and other forms of financial derivatives, such as foreign exchange contracts, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if they had not entered into any derivatives transactions.  Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.  If the Fund does use derivative instruments, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that requires the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund has no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments.
When used for hedging purposes, increases in the value of the securities the Fund hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund's ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund's prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
●	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
●
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

●	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index.  Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.
Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded.  Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position.  In an illiquid market, the Fund may:
●	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
●	have to purchase or sell the instrument underlying the contract;
●	not be able to hedge its investments; and
●	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:
●	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
●	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
●	the facilities of the exchange may not be adequate to handle current trading volume;
●	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
●	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
●	actual and anticipated changes in interest rates;
●	fiscal and monetary policies; and
●	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Options.  The Fund may purchase and write put and call options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
The Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Fund is expected to earn interest income on initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
Short Sales.  To the extent an ETF held by the Fund sells securities "short," the Fund will indirectly be subject to short sales risk.  A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.
Swaps.  The Fund may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.
Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.

Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.
Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Any such borrowing may make the Fund's NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund's NAV and on the Fund's investments.  Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss. The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund's total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund's liabilities will exceed the value of its assets.
The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS
The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.
Fundamental Restrictions.  As a matter of fundamental policy, the Fund may:
(1)
Not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

(2)
Not borrow money or issue senior securities (as defined under the Investment Company Act of 1940), except to the extent permitted under the Investment Company Act of 1940, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3)
Not make loans, except to the extent permitted under the Investment Company Act of 1940, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.

(4)
Not purchase or sell commodities or real estate, except to the extent permitted under the Investment Company Act of 1940, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5)
Not underwrite securities issued by other persons, except to the extent permitted under the Investment Company Act of 1940, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Restrictions.  The following investment policies are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may:
(1)
Not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing.  Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

(2)
Not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

(3)
Not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

(4)	Not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.
The following descriptions of certain provisions of the Investment Company Act of 1940 may assist investors in understanding the above policies and restrictions:

Borrowing.  The Investment Company Act of 1940 allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).  The Fund will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund's total assets.
Senior Securities.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness.  The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.  The Fund's specific policies for segregation of assets are described in "Additional Information About Investment Policies" above.
Lending.  Under the Investment Company Act of 1940, a fund may only make loans if expressly permitted by its investment policies.  The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.
Underwriting.  Under the Investment Company Act of 1940, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the Investment Company Act of 1940, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Commodities and Real Estate.  The Investment Company Act of 1940 does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments.  The Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate.  However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund's portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.
The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.
The Fund may invest in securities traded in the over-the-counter market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.
For the fiscal year ended September 30, 2016, the Fund paid brokerage commissions in the amount of $38,648.  For the fiscal year ended September 30, 2015, the Fund paid brokerage commissions in the amount of $22,000.  For the fiscal year ended September 30, 2014, the Fund paid brokerage commissions in the amount of $20,420.  Brokerage fees have varied over the past three fiscal years due to differences in trading volume from year to year.
Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.
Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of seventeen series. Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Fund's prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and nonassessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a seriesbyseries or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the Investment Company Act of 1940.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	17	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a
The Board met seven times during the fiscal year ended September 30, 2016.  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board of Trustees includes four independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.

Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.
Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.
The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and will meet periodically as necessary.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met nine times during the twelve-month period ended September 30, 2016.
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary and did not meet during the fiscal year ended September 30, 2016.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended September 30, 2016.
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the twelve-month period ended September 30, 2016.

Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended September 30, 2016.
Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2016 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A
* Includes all the funds of the Trust managed by the Advisor.
Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2016, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended September 30, 2016.  Each of the Trustees serves as a Trustee to all series of the Trust, including the Fund.
Name of Trustee	Aggregate Compensation From the Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees*
Independent Trustees
Michael G. Mosley	$2,284.21	None	None	$58,628.79
Theo H. Pitt, Jr.	$2,284.21	None	None	$58,628.79
James H. Speed, Jr.	$2,284.21	None	None	$58,628.79
J. Buckley Strandberg	$2,284.21	None	None	$58,628.79
*Each of the Trustees serves as a Trustee to all series of the Trust.
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund's service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  As of December 31, 2015, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares of the Fund.  On that same date, the following shareholders owned of record more than 5% of the outstanding shares of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of December 31, 2015.
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co Inc. Attn: Mutual Funds Dept 101 Montgomery Street San Francisco, CA 94104-4122	1,484.868.640 Shares	77.94%*
* The Fund believes that such entity does not have a beneficial ownership interest in such shares.
Investment Advisor.  Information about the Advisor, Grimaldi Portfolio Solutions, Inc. (formerly Navigator Money Management, Inc.), Route 9, Suite 10, Wappingers Falls, NY 12590, and its duties and compensation as Advisor is contained in the Fund's prospectus.  The Advisor is controlled by Mark Anthony Grimaldi, Principal and President, and Joseph V. Visconti, Principal and Vice President.  The Advisor supervises the Fund's investments pursuant to the Advisory Agreement.  The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty by the Trust on 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.
The Advisor receives a monthly management fee equal to an annual rate of 1.00% of the Fund's net assets. For the fiscal years ended September 30, 2016, 2015, and 2014 the Fund incurred fees for the services of the Advisor in the amount of $239,311, $234,435, and $220,730, respectively. These amounts do not include deductions due to Fund expenses, which the Advisor is partially responsible for under the Operating Plan in place between the Advisor and the Administrator. If Fund expenses were deducted, these amounts would be lower.
Portfolio Managers.  The Fund's portfolio is managed on a day-to-day basis by Mark Anthony Grimaldi.
Compensation.  The portfolio manager's compensation varies with the general success of the Advisor as a firm.  The portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management.  The portfolio manager's compensation is not directly linked to the Fund's performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.
Ownership of Fund Shares.  The table below shows the amount of the Fund's equity securities beneficially owned by each portfolio manager as of September 30, 2016 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mark Anthony Grimaldi	F
Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Funds' fiscal year ended September 30, 2016.
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Mark Anthony Grimaldi	500	$91,000,000	0	$0	800	$0
Accounts with Performance-Based Advisory Fee
Mark Anthony Grimaldi	0	$0	0	$0	0	$0
Conflicts of Interests.  The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Funds.  The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Funds expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.
Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of the Fund, is at the following annual rates: 0.100% of the Fund's first $250 million, 0.080% on the next $250 million, 0.060% on the next $250 million, and 0.050% on the next $250 million, 0.040% on the next $1 billion, and 0.035% on the average daily net assets over $2 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $500 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.
During the past fiscal year, the Administrator was paid on a different scale, based on an Operating Plan designed to limit the Fund's operating expenses.
For the fiscal year ended September 30, 2016, the Fund incurred $157,993 in general administration fees.  For the fiscal year ended September 30, 2015, the Fund incurred $183,748 in general administration fees. For the fiscal year ended September 30, 2014, the Fund incurred $178,442 in general administration fees.  These amounts do not include deductions for Fund expenses, which are paid for by the Administrator. If Fund expenses were deducted, these amounts would be lower.
Prior to June 27, 2011, the administrative agent for the Fund was Commonwealth Shareholder Services, Inc. ("CSS").  CSS provided shareholder, recordkeeping, administrative and blue sky filing services. Prior to June 27, 2011, the fund accounting agent was Commonwealth Fund Accounting ("CFA"). CFA provided fund accounting services and served as the Fund's pricing agent.
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Prior to June 27, 2011, the Fund's transfer and dividend disbursing agent was Commonwealth Fund Services ("CFSI").
Distributor.  The Fund will conduct a continuous offering of their securities.  Capital Investment Group, Inc. ("Distributor"), 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a brokerdealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a brokerdealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund's shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.
Rule 12b-1 Plan.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the shares of the Fund (the "Plan").  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund. The 0.25% fee is comprised of a 0.25% service fee. Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services.  The Fund charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the Fund.
The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Fund regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan. The Distributor has indicated that it expects its expenditures to include, without limitation, the costs of: (i) printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of Fund shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the sale of shares of the Fund; and (vi) any other activity that the Distributor determines is primarily intended to result in the sale of Fund shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.  From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.  All of the distribution expenses incurred by the Distributor and others, such as broker dealers, in excess of the amount paid by a Fund will be borne by such persons without any reimbursement from a Fund.

The Plan and the Distribution Agreement have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement.  Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.  The Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding shares of the Fund. It is anticipated that the Fund and its shareholders will benefit from the Distribution Plan through increased sales of shares, thereby spreading the Fund's fixed expenses over a greater base and providing the Advisor with an asset size that allows greater flexibility in management.
The Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting shares of the Fund (as defined in the Investment Company Act of 1940). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.
Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the Investment Company Act of 1940); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.
The plan has recently been added the Fund, and there are therefore no fees to report for the past years.
Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Fund's assets.  The custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for the Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP  to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund's federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.
Legal Counsel.  Holland & Knight LLP serves as legal counsel to the Trust and the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Fund's prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund's prospectus:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund's prospectus, share certificates are normally not issued.
Purchases.  Shares of the Fund are offered and sold on a continuous basis.  The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being received by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under "Net Asset Value" above.  The net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.
The Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.
Involuntary Redemptions.  In addition to the situations described in the Fund's prospectus under "Redeeming Fund Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES
The Fund offers the following special shareholder services:
Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.
Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Fund's Net Asset Value" in the Fund's prospectus.
Systematic Withdrawal Plan.  Shareholders owning shares with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan").  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Fund's prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Fund's prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:
The Sector Rotation Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365
Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f1 of the Investment Company Act of 1940, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Fund's prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.
Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may allow investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund's policy, the Fund generally will not disclose portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Fund will seek to make a list of its complete portfolio holdings information available at http://www.ncfunds.com/holdings/current-245.htm 10 days after the end of each calendar month.  Details on obtaining this information are available in the Prospectus. The Fund will also file these quarterly portfolio holdings reports with the Securities and Exchange Commission on Form N-CSR or Form N-Q, as applicable.  The Fund's Form N-CSR and Form N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the Securities and Exchange Commission on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the Securities and Exchange Commission on Form N-CSR.
To the extent that the Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the Securities and Exchange Commission on Form N-CSR or Form N-Q, or by being posted to the Fund's website, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund's service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Fund's portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Fund's distributor, transfer agent, independent public accountants, and legal counsel have access to the Fund's portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund's portfolio holdings.
The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Fund.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund's portfolio holdings information.
The Fund's policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment advisor, investment sub-advisor, any principal underwriter for the Trust, or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund's portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters are then reported to the Board of Trustees.
NET ASSET VALUE
The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except when the NYSE closes earlier.  The Fund's net asset value is not calculated on business holidays when the NYSE is closed.  The NYSE generally recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Fund will not be calculated.

In computing the Fund's net asset value, all liabilities incurred or accrued are deducted from its net assets.  The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.
Values are determined according to accepted accounting practices and all laws and regulations that apply.  The assets of the Fund are valued as follows:
●
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

●	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
●
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
●
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In valuing the Fund's total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.
ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders.  The discussions here and in the Fund's prospectus are not intended as a substitute for careful tax planning and are based on United States federal income tax laws that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund's business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund's business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund's total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  Through December 31, 2012, these qualifying corporate dividends are taxable at long-term capital gains tax rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.
Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.
If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any distribution of long-term capital gains as a capital gain dividend; and (iii) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning on or before December 31, 2012, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so.  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

FINANCIAL STATEMENTS
The audited financial statements of the Fund for the fiscal year ended September 30, 2016, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.  You may request a copy of the Fund's annual and semi-annual reports at no charge by calling the Fund at 1-800-773-3863.  The Fund is a continuation of the Predecessor Fund and, therefore, the Fund's financial information includes results of the Predecessor Fund.  The Predecessor Fund commenced operations on December 30, 2009.  Shareholders of the Predecessor Fund approved the reorganization into the Fund on June 22, 2011 and received shares of the Fund on June 27, 2011.

APPENDIX A –DESCRIPTION OF RATINGS
The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
Standard & Poor's Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be InvestmentGrade Debt Securities by the Advisor:
AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.
AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higherrated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be InvestmentGrade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
Commercial paper rated A1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A1+.  Capacity for timely payment on commercial paper rated A2 is satisfactory, but the relative degree of safety is not as high as for issues designated A1.
The rating SP1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.
BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.
F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.
F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:
(1)	The Trust's Proxy Voting and Disclosure Policy; and
(2)	The Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

Trust's Proxy Voting Disclosure Policy
Introduction
The Trust has adopted a Proxy Voting Policy used to determine how the funds vote proxies relating to their portfolio securities.  Under the Trust's Proxy Voting Policy, each fund has, subject to the oversight of the Trust's Board, delegated to its respective Advisor the following duties: (1) to make the proxy voting decisions for the fund; and (2) to assist the funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act.

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of a fund's shareholders, on the one hand, and those of the fund's investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund's shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the fund's shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Advisor's Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board; or (b) the decision of the Trust's Proxy Voting Committee (as described above).

The Advisor has adopted a Proxy Voting Policy set forth below which it uses to vote proxies for its clients, including the funds.

I.  Specific Proxy Voting Policies and Procedures

A.  General

The Trust and the funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the funds are committed to voting corporate proxies in the manner that best serves the interests of the fund's shareholders.
B.  Delegation to the Advisor

The Trust's believes that each fund's Advisor is in the best position to make individual voting decisions for the funds consistent with this Policy.  Therefore, subject to the oversight of the Board, each Advisor is hereby delegated the following duties:

1. to make the proxy voting decisions for the applicable funds; and
2. to assist the applicable funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including  providing the following information for each matter with respect to which the funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the fund cast its vote; and (d) whether the fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Advisor's Proxy Voting and Disclosure Policy (the "Advisor Voting Policy") as it relates to the applicable funds.  The Board must also approve any material changes to the Advisor Voting Policy no later than six (6) months after adoption by the Advisor.

C.  Conflicts

In cases where a matter with respect to which a fund was entitled to vote presents a conflict between the interest of the fund's shareholders, on the one hand, and those of the fund's investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand, the fund shall always vote in the best interest of the fund's shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the fund's shareholders when a vote is cast consistent with (a) a specific voting policy as set forth in the Advisor Voting Policy, provided such specific voting policy was approved by the Board; or (b) the decision of the Trust's Proxy Voting Committee (as defined below).

II.  Fund Disclosure

A.  Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The funds shall disclose this Policy to their respective shareholders.  The funds will notify shareholders in the SAI and their respective shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Trust's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov.  The funds will send the description of this Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.  Disclosure of the Fund's Complete Proxy Voting Record

Each fund shall disclose to its shareholders, in accordance with Rule 30b1-4 of the Investment Company Act on Form N-PX, their respective complete proxy voting records for the twelve month period ended June 30 by no later than August 31 of each year.

Each fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the fund cast is vote on the matter;
(viii)	How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the fund cast its vote for or against management.

Each fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the fund's website, if applicable.  If a fund discloses its proxy voting record on or through its website, the fund shall post the information disclosed in the Trust's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each fund shall also include in its annual reports, semi-annual reports, and SAI a statement that information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (a) without charge upon request by calling a specified toll-free (or collect) telephone number, or, if applicable, on or through the Trust's website at a specified Internet address; and (2) on the SEC's website.  If a fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it must send the information disclosed in the fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

III.  Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding each fund's securities;
(iii)	Records of votes cast on behalf of each fund; and
(iv)	A record of each shareholder request for proxy voting information and the applicable fund's response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor's records.

The funds may rely on proxy statements filed on the SEC EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

IV.  Proxy Voting Committee
A.  General

The Proxy Voting Committee of the Trust shall be composed entirely of independent directors of the Board and may be comprised of one or more such independent directors as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how each fund should cast its vote, if called upon by the Board, when a matter with respect to which the fund is entitled to vote presents a conflict between the interest of the fund's shareholders, on the one hand, and those of the fund's investment adviser, principal underwriter, or an affiliated person of the fund, its investment adviser, or principal underwriter, on the other hand.

B.  Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and shall have such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.  The Proxy Voting Committee shall review this Policy as it deems necessary and recommend any changes to the Board.

V.  Other

This Policy may be amended, from time to time, as determined by the Board.

 Appendix A

GRIMALDI PORTFOLIO SOLUTIONS, INC.

Proxy and Corporate Action Voting
 Policies and Procedures

I. POLICY.
Grimaldi Portfolio Solutions, Inc. (formerly Navigator Money Management, Inc.) (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.
When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.
II. PURPOSE.
The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.
The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.
The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.
A. Conflicts of Interest.
Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:
1.
Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.
Obtain Consent of Clients.  To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote.  If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.
Client Directive to Use an Independent Third Party.  Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation.  If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.
In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received.
The following are certain circumstances where the Adviser will limit its role in voting proxies:
1.
Client Maintains Proxy Voting Authority.  Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2.
Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.
Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.
Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5.
Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.
In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.
The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:
o the name of the issuer of the portfolio security;
o the exchange ticker symbol of the portfolio security(1);
o the CUSIP number of the portfolio security(1);
o the shareholder meeting date;
o a brief description of the matter voted on;
o whether the matter was put forward by the issuer or a shareholder;
o whether the mutual fund voted;
o how the mutual fund cast its vote; and
o whether the mutual fund cast its vote for or against management.
V. GUIDELINES.
Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.
A. Oppose.
The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:
1.	Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following:
a. Proposals to stagger board members' terms;
b. Proposals to limit the ability of shareholders to call special meetings;
c. Proposals to require super majority votes;
d.	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e. Proposals regarding "fair price" provisions;
f. Proposals regarding "poison pill" provisions; and
g. Permitting "green mail".
2. Providing cumulative voting rights.
B. Approve.
Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:
1.	Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.
2.	Date and place of annual meeting.
3.	Limitation on charitable contributions or fees paid to lawyers.
4.	Ratification of directors' actions on routine matters since previous annual meeting.
5.
Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.	Limiting directors' liability.
7.
Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8.
The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.	Employee Stock Purchase Plans.
10.	Establish 40 1(k) Plans.
C.	Case-By-Case.
The Adviser will review each issue in this category on a case-by-case basis.  Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.	Pay directors solely in stock;
2.	Eliminate director's mandatory retirement policy;
3.	Rotate annual meeting location or date;
4.	Changes in the state of incorporation;
5.	Social and corporate responsibility issues;
6.	Option and stock grants to management and directors; and
7.	Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.
D.	Investment Company Issues.
From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:
1. Elect directors or trustees;
2. Ratify or approve independent accountants;
3. Approve a new investment adviser or sub-adviser;
4. Approve a change to an investment advisory fee;
5. Approve a Distribution (i.e., Rule 12b-1) Plan;
6. Approve a change in a fundamental investment objective, policy or limitation;
7. Approve a change in the state of incorporation; and
8. Approve a plan of reorganization or merger.
The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
(1)
The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits

(a)	Declaration of Trust ("Trust Instrument").[1]
(b)	By-Laws.[1]
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.[83]
(d)(2)	Investment Advisory Agreement between Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Cap Discovery Fund.[39]
(d)(3)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.[5]
(d)(4)	Investment Advisory Agreement between Registrant and Grimaldi Portfolio Solutions, Inc., as investment advisor for the Sector Rotation Fund.[7]
(d)(5)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.[17]
(d)(6)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[18]
(d)(7)	Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund. [38]
(d)(8)	Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund. [40]
(d)(9)	Investment Advisory Agreement between Registrant and ARS Investment Management, LLC, as investment advisor for the Alpha Risk Hedged Dividend Equity Fund.[85]
(d)(10)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Global Opportunities Fund.[83]
(d)(11)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Beaumont Financial Partners, LLC, as sub-advisor for the Cavalier Tactical Rotation Fund.[83]
(d)(12)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Bluestone Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]

(d)(13)
Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Carden Capital, LLC, as sub-advisor for the Cavalier Multi Strategist Fund and the Cavalier Hedged High Income Fund.[83]

(d)(14)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Julex Capital Management, LLC, as sub-advisor for the Cavalier Multi Strategist Fund.[83]
(d)(15)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments, and Navellier & Associates, as sub-advisor for the Cavalier Fundamental Growth Fund.[83]
(d)(16)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and StratiFi, LLC, as sub-advisor for the Cavalier Dynamic Growth Fund.[83]
(d)(17)	Investment Sub-Advisory Agreement between the Registrant, Cavalier Investments and Validus Growth Investors, LLC, as sub-advisor for the Cavalier Dynamic Growth Fund.[83]
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.[76]
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.[72]
(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Starboard Investment Trust.[72]
(h)(2)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.[76]
(h)(3)	Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.[38]
(h)(4)	Expense Limitation Agreement between the Registrant and Sirius Funds Advisors, Inc as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.[62]
(h)(5)	Expense Limitation Agreement between the Registrant and Deschutes Portfolio Strategies, LLC as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[61]
(h)(6)	Expense Limitation Agreement between the Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Long/Short Fund.[76]
(h)(7)	Expense Limitation Agreement between the Registrant and Roumell Asset Management, Inc., as investment advisor for the Roumell Opportunistic Value Fund.[78]
(h)(8)	Expense Limitation Agreement between the Registrant and Grimaldi Portfolio Solutions, as investment advisor for The Sector Rotation Fund.[81]
(h)(9)	Expense Limitation Agreement between the Registrant and Cavalier Investments, Inc., as investment advisor for the Cavalier Funds.[83]
(h)(10)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.[15]
(i)	Opinion and Consent of counsel.[8]

(j)	Consent of BBD, LLP, independent public accountants.[88]
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund. [3]
(l)(2)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.[13]
(l)(3)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.[20]
(l)(4)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund. [20]

(l)(5)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.[20]
(l)(6)	Initial Subscription Agreement for the QCI Balanced Fund.[43]
(l)(7)	Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(1)	Distribution Plan under Rule 12b-1 for the Alpha Risk Hedged Equity Fund.[77]
(m)(2)	Distribution Plan under Rule 12b-1 for the Goodwood SMID Cap Discovery Fund.[39]
(m)(3)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.[27]
(m)(4)
Amended Distribution Plan under Rule 12b-1 for the Cavalier Adaptive Income Fund, Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier High Income Fund, Cavalier Multi Strategist Fund, Cavalier Tactical Rotation Fund.[77]

(m)(5)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.[41]
(m)(6)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.[25]
(m)(7)	Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.[36]
(m)(8)	Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(9)	Distribution Plan under Rule 12b-1 for the Sector Rotation Fund.[84]
(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Alpha Risk Hedged Equity Fund.[77]
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.[27]
(n)(3)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Cavalier Funds.[77]
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.[15]

(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.[25]
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.[38]
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the Goodwood SMID Cap Discovery Fund Fund.[39]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[2]
(p)(2)	Code of Ethics for Cavalier Investments, Inc., investment advisors to the Cavalier Funds.[77]
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.[78]
(p)(4)	Code of Ethics for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund.[81]
(p)(5)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.[72]
(p)(6)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.[75]
(p)(7)	Code of Ethics for Goodwood Advisors, LLC, investment advisor to the Goodwood SMID Cap Discovery Fund.[39]
(p)(8)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Cavalier Fundamental Growth Fund.[30]
(p)(9)	Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.[69]
(p)(10)	Code of Ethics for Sirius Point Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.[74]
(p)(11)	Code of Ethics for ARS Investment Management, LLC, investment advisor to the Alpha Risk Hedged Dividend Equity Fund.[77]
(p)(12)	Code of Ethics for Beaumont Capital Management, LLC, investment sub-advisor to the Cavalier Global Opportunities Fund and Cavalier Tactical Rotation Fund.[77]
(p)(13)	Code of Ethics for Bluestone Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]
(p)(14)	Code of Ethics for Carden Capital, LLC, investment sub-advisor to the Cavalier Hedged High Income Fund and the Cavalier Multi Strategist Fund.[77]
(p)(15)	Code of Ethics for Julex Capital Management, LLC, investment sub-advisor to the Cavalier Multi Strategist Fund.[77]

(p)(16)	Code of Ethics for StratiFi, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(p)(17)	Code of Ethics for Validus Growth Investors, LLC, investment sub-advisor to the Cavalier Dynamic Growth Fund.[77]
(q)	Copy of Power of Attorney.[74]

1.	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 27, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on November 4, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A filed on August 29, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.

24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant's Registration Statement on Form N-1A filed on May 24, 2013.
28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
34.	Incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A filed on October 11, 2013.
35.	Incorporated herein by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement on Form N-1A filed on October 24, 2013.
36.	Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement on Form N-1A filed on November 15, 2013.
37.	Incorporated herein by reference to Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A filed on January 28, 2014.
38.	Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant's Registration Statement on Form N-1A filed on January 29, 2014.
39.	Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant's Registration Statement on Form N-1A filed on May 16, 2014.
40.	Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A filed on May 19, 2014.
41.	Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant's Registration Statement on Form N-1A filed on June 30, 2014.
42.	Incorporated herein by reference to Post-Effective Amendment No. 173 to Registrant's Registration Statement on Form N-1A filed on July 15, 2014.
43.	Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
44.	Incorporated herein by reference to Post-Effective Amendment No. 176 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
45.	Incorporated herein by reference to Post-Effective Amendment No. 177 to Registrant's Registration Statement on Form N-1A filed on August 1, 2014.
46.	Incorporated herein by reference to Post-Effective Amendment No. 178 to Registrant's Registration Statement on Form N-1A filed on August 8, 2014.
47.	Incorporated herein by reference to Post-Effective Amendment No. 180 to Registrant's Registration Statement on Form N-1A filed on August 15, 2014.
48.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
49.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
50.	Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant's Registration Statement on Form N-1A filed on October 10, 2014.
51.	Incorporated herein by reference to Post-Effective Amendment No. 190 to Registrant's Registration Statement on Form N-1A filed on December 11, 2014.

52.	Incorporated herein by reference to Post-Effective Amendment No. 192 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
53.	Incorporated herein by reference to Post-Effective Amendment No. 193 to Registrant's Registration Statement on Form N-1A filed on December 29, 2014.
54.	Incorporated herein by reference to Post-Effective Amendment No. 196 to Registrant's Registration Statement on Form N-1A filed on January 6, 2015.
55.	Incorporated herein by reference to Post-Effective Amendment No. 197 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
56.	Incorporated herein by reference to Post-Effective Amendment No. 198 to Registrant's Registration Statement on Form N-1A filed on January 28, 2015.
57.	Incorporated herein by reference to Post-Effective Amendment No. 204 to Registrant's Registration Statement on Form N-1A filed on February 27, 2015.
58.	Incorporated herein by reference to Post-Effective Amendment No. 206 to Registrant's Registration Statement on Form N-1A filed on March 24, 2015.
59.	Incorporated herein by reference to Post-Effective Amendment No. 208 to Registrant's Registration Statement on Form N-1A filed on June 29, 2015.
60.	Incorporated herein by reference to Post-Effective Amendment No. 210 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
61.	Incorporated herein by reference to Post-Effective Amendment No. 211 to Registrant's Registration Statement on Form N-1A filed on July 29, 2015.
62.	Incorporated herein by reference to Post-Effective Amendment No. 216 to Registrant's Registration Statement on Form N-1A filed on August 28, 2015.
63.	Incorporated herein by reference to Post-Effective Amendment No. 218 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
64.	Incorporated herein by reference to Post-Effective Amendment No. 219 to Registrant's Registration Statement on Form N-1A filed on September 28, 2015.
65.	Incorporated herein by reference to Post-Effective Amendment No. 222 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.
66.	Incorporated herein by reference to Post-Effective Amendment No. 223 to Registrant's Registration Statement on Form N-1A filed on December 29, 2015.
67.	Incorporated herein by reference to Post-Effective Amendment No. 226 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
68.	Incorporated herein by reference to Post-Effective Amendment No. 227 to Registrant's Registration Statement on Form N-1A filed on January 28, 2016.
69.	Incorporated herein by reference to Post-Effective Amendment No. 228 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
70.	Incorporated herein by reference to Post-Effective Amendment No. 229 to Registrant's Registration Statement on Form N-1A filed on February 17, 2016.
71.	Incorporated herein by reference to Post-Effective Amendment No. 230 to Registrant's Registration Statement on Form N-1A filed on June 28, 2016.
72.	Incorporated herein by reference to Post-Effective Amendment No. 231 to Registrant's Registration Statement on Form N-1A filed on July 20, 2016.
73.	Incorporated herein by reference to Post-Effective Amendment No. 232 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
74.	Incorporated herein by reference to Post-Effective Amendment No. 233 to Registrant's Registration Statement on Form N-1A filed on July 29, 2016.
75.	Incorporated herein by reference to Post-Effective Amendment No. 236 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.
76.	Incorporated herein by reference to Post-Effective Amendment No.237 to Registrant's Registration Statement on Form N-1A filed on September 28, 2016.
77.	Incorporated herein by reference to Post-Effective Amendment No.241 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
78.	Incorporated herein by reference to Post-Effective Amendment No.242 to Registrant's Registration Statement on Form N-1A filed on December 29, 2016.
79.	Incorporated herein by reference to Post-Effective Amendment No.245 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.

80.	Incorporated herein by reference to Post-Effective Amendment No.246 to Registrant's Registration Statement on Form N-1A filed on January 30, 2017.
81.	Incorporated herein by reference to Post-Effective Amendment No.247 to Registrant's Registration Statement on Form N-1A filed on February 1, 2017.
82.	Incorporated herein by reference to Post-Effective Amendment No.250 to Registrant's Registration Statement on Form N-1A filed on March 3, 2017.
83.	Incorporated herein by reference to Post-Effective Amendment No.251 to Registrant's Registration Statement on Form N-1A filed on March 24, 2017.
84.	Incorporated herein by reference to Post-Effective Amendment No.253 to Registrant's Registration Statement on Form N-1A filed on April 13, 2017.
85.	Incorporated herein by reference to Post-Effective Amendment No.254 to Registrant's Registration Statement on Form N-1A filed on April 21, 2017.
86.	Incorporated herein by reference to Post-Effective Amendment No.258 to Registrant's Registration Statement on Form N-1A filed on June 12, 2017.
87.	Incorporated herein by reference to Post-Effective Amendment No.260 to Registrant's Registration Statement on Form N-1A filed on June 15, 2017.
88.	Filed Herewith.

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.

ITEM 30.   Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a)  Subject to the exceptions and limitations contained in Subsection (b) below:
(i)  every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)  as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)  No indemnification shall be provided hereunder to a Covered Person:
(i)  who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)  in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)  To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e)  Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors' and Distributor's personnel may serve as trustees and officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled "Management of the Fund – The Investment Advisor" and the section of the Statements of Additional Information entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.
ITEM 32.  Principal Underwriter
(a)  Capital Investment Group, Inc. is underwriter and distributor for Alpha Risk Hedged Dividend Equity Fund, Arin Large Cap Theta Fund, Cavalier Funds, Goodwood SMID Long/Short Fund,  Matisse Discounted Closed-End Fund Strategy, QCI Balanced Fund, Roumell Opportunistic Value Fund, Sector Rotation Fund and Sirius S&P Strategic Large-Cap Allocation Fund,
(b)  Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 100 E Six Forks Road, Suite 200, Raleigh, NC 27609.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None

(c)  Not applicable.
ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. The address of Cavalier Investments, LLC, investment advisor to certain of the Cavalier Funds is 50 Braintree Hill Office Park, Suite 105, Braintree, Massachusetts 02184.  The address for ARS Investment Management, LLC, investment advisor to the Alpha Risk Hedged Dividend Equity Fund is 629 Highland Avenue, Suite 200, Needham, MA  02494.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035. The address for Goodwood Advisors, LLC, investment advisor for the Goodwood SMID Long/Short Fund, is 450 Laurel Street Suite 2105, Baton Rouge, LA 70801. The address for Grimaldi Portfolio Solutions, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sirius Point Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is 11390 PO Box 277, Lovettsville, Virginia 20180.  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 40A Grove Street, Pittsford, New York 14534.

ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 19th day of June, 2017.

STARBOARD INVESTMENT TRUST

By:	/s/ Matthew J. Beck
Matthew J. Beck
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	June 19, 2017
James H. Speed, Jr.

*	Trustee	June 19, 2017
J. Buckley Strandberg

*	Trustee	June 19, 2017
Michael G. Mosley

*	Trustee	June 19, 2017
Theo H. Pitt, Jr.

*	President and Principal Executive Officer	June 19, 2017
Katherine M. Honey

*	Treasurer, Assistant Secretary and Principal	June 19, 2017
Ashley E. Harris	Financial Officer

* By: /s/ Matthew J. Beck	June 19, 2017
Matthew J. Beck Secretary and Attorney-in-Fact